Property, plant and equipment, net (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Interest cost incurred
Interest cost capitalized			¥ 25,912	¥ 1,274
Interest cost charged to income	$ 16,309	¥ 101,102	70,075	70,097
Total interest cost incurred	$ 16,309	¥ 101,102	¥ 95,987	¥ 71,371